UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2023, Causeway International Opportunities Fund’s (the “Fund’s”) Institutional Class returned 32.74% and Investor Class returned 32.58% compared to the MSCI ACWI ex US Index (Gross) (“Index”) return of 22.38%. Since the Fund’s inception on December 31, 2009, its average annual total returns are 5.23% for the Institutional Class and 4.97% for the Investor Class compared to the Index’s average annual total return of 4.74%. As of March 31, 2023, the Fund had net assets of $229.1 million.

Performance Review

Global equity markets withstood shocks to the financial sector in the first quarter of 2023 to advance over the six-month period. The recent stresses to the financial system raise the probability of recession. Many banks face higher costs of funding and may incur bad debts from loans to leveraged industries such as commercial real estate. We expect many banks — particularly US regional banks — to become subject to stricter liquidity regulation and decrease lending, especially to small and mid-sized businesses. A widespread credit contraction may temper core inflation, which has remained stubbornly high in the US and Europe. The risk that the Federal Reserve and other central banks do not prevent stagflation would cause problems in equity markets, as drivers of share price returns — liquidity and growth in earnings — would suffer. Thus far, Asian banking systems appear to have avoided calamities. The region’s largest economy continues to recover post-Covid: China’s purchasing managers’ indices for manufacturing and non-manufacturing were in expansionary territory (above 50) for March, supported by government monetary and fiscal policy. The People’s Bank of China continued to ease monetary policy during the period, reducing the required reserve ratio for banks to 10.75% in March, the lowest level since 2007. The best-performing markets in our investable universe included Egypt, Turkey, and Greece in local currency terms. The weakest-performing markets were the United Arab Emirates, Brazil, and Chile. The top-performing sectors in the Index were information technology, consumer discretionary, and industrials. The poorest-performing sectors were real estate, energy, and consumer staples.

Fund holdings in the banks, capital goods, and transportation industry groups were the greatest contributors to the Fund’s performance relative to the Index. Holdings in the semiconductors & semiconductor equipment, consumer durables & apparel, and household & personal products industry groups were the largest detractors from relative performance. The largest stock-level contributor to absolute return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors to absolute return were banking & financial services company, UniCredit S.p.A. (Italy), and insurer, Prudential Plc (United Kingdom). The largest detractor from absolute return was pharmaceuticals & biotechnology company, Roche Holding AG (Switzerland). Other notable detractors from absolute return included e-commerce company, JD.com, Inc. (China), and internet services provider, Baidu, Inc. (China).

Equity Allocation Model Update

We use a proprietary quantitative equity allocation model that assists the portfolio managers in determining the weight of emerging versus developed markets in the Fund. Our allocation relative to the weight of emerging markets in the Index is currently underweight. We identify five primary factors as most indicative of the ideal allocation target: valuation, quality, earnings growth, macroeconomic, and risk aversion. Valuation is currently positive for emerging markets in our model. Our quality metrics, which include such measures as profit margins and return on equity, are

2	Causeway International Opportunities Fund

negative. Our earnings growth and macroeconomic factors are negative for emerging markets. Lastly, our risk aversion factor is neutral in our model.

Significant Portfolio Changes

The largest increases included new additions of insurance provider, Allianz SE (Germany), and alcoholic beverage distributor, Diageo Plc (United Kingdom), as well as increased exposure to electronic components manufacturer, Murata Manufacturing Co. Ltd. (Japan). The most significant decreases included a full sale of beverage producer, Pernod Ricard SA (France), as well as reduced exposures to jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom), and industrial gases supplier, Air Liquide (France).

The Fund’s weights relative to the Index in the capital goods, consumer services, and transportation industry groups increased the most relative to the beginning of the period. Relative weights in the materials, banks, and energy industry groups were the greatest decreases. As of March 31, 2023, the three largest industry group exposures from an absolute perspective for the Fund were to banks, capital goods, and pharmaceuticals biotechnology & life sciences. From a regional perspective, the most notable weight changes relative to the Index included higher exposures to the United Kingdom, Japan, and Canada. The most significantly reduced country weights included France, Saudi Arabia, and Sweden.

Investment Outlook

As it appears increasingly likely that valuation multiples will compress and earnings growth will slow, our fundamental research seeks to find company managements continuing the arduous work of operational restructuring. We believe some of the greatest share price improvements will come from managements extracting one small profit improvement after another, such as wringing out inefficiencies from supply chain operations, adeptly managing variable costs, or wielding pricing power through product or service innovation. As credit becomes scarcer, we believe financial strength is paramount, particularly for companies undergoing operational restructuring. Across Causeway client fundamental portfolios, we have scrutinized the balance sheets of holdings to understand better the effect of rising interest rates and have conviction in the portfolios’ overall financial strength. Payout yields — from companies paying dividends and buying back shares — remain an important component of total return.

Within emerging markets, the sectors with the weakest net growth upgrades included information technology and energy, due in part to slowing global growth. The sectors with the strongest net upgrades included communication services and financials. Communication services is dominated by Chinese companies, which continue to benefit from a rebound in economic activity as the country’s Covid-19 restrictions are lifted. Emerging markets financials tend to be more locally-oriented and less exposed to the global economy. However, emerging markets banks are not immune from shocks in the global financial system, should the stress from the US and Europe spread.

We believe market tumult creates opportunities for Causeway equity strategies. When investors become too near-sighted, our team’s experience investing across cycles gives us confidence to deploy capital into vetted equities that, although unpopular today, to us demonstrate meaningful upside potential.

Causeway International Opportunities Fund	3

We thank you for your continued confidence in Causeway International Opportunities Fund.

March 31, 2023

Brian Woonhyung Cho	Jonathan Eng	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

Harry Hartford	Arjun Jayaraman	Sarah Ketterer
Portfolio Manager	Portfolio Manager	Portfolio Manager

MacDuff Kuhnert	Ellen Lee	Conor Muldoon
Portfolio Manager	Portfolio Manager	Portfolio Manager

Ryan Myers	Steven Nguyen	Alessandro Valentini
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

A company may reduce or eliminate its dividend, causing losses to the Fund.

4	Causeway International Opportunities Fund

March 31, 2023
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	5.63%	17.29%	2.53%	4.45%	5.23%
Investor Class	5.38%	17.03%	2.29%	4.20%	4.97%
MSCI ACWI ex USA Index (Gross)	-4.57%	12.32%	2.97%	4.65%	4.74%

*	Inception is December 31, 2009.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects expense reimbursements in effect during certain periods. In the absence of such expense reimbursements, total return would be reduced. The contractual expense limits are in effect until January 31, 2024. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 27, 2023 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.00% and 1.25% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 0.98% and 1.23% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI ex USA Index (Gross) (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure the equity performance of developed and emerging markets excluding the U.S. market, consisting of 46 country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Opportunities Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.1%

YPF S.A. ADR[1]	15,396	$169

Belgium — 0.7%

Anheuser-Busch InBev S.A.	22,394	1,493

Brazil — 1.3%

Banco do Brasil SA	141,900	1,096

Gerdau SA ADR	113,893	561

JBS SA	136,100	478

Marfrig Global Foods S.A.	148,300	195

Minerva SA	110,200	229

Movida Participacoes S.A.	36,200	58

Petro Rio S.A.[1]	16,100	99

SLC Agricola S.A.	16,150	145

Suzano S.A.	26,800	220

		3,081

Canada — 2.4%

Alimentation Couche-Tard Inc.	49,245	2,476

Canadian National Railway Co.	24,652	2,909

		5,385

China — 9.4%

360 DigiTech Inc. ADR	31,277	607

Alibaba Group Holding Ltd. ADR[1]	20,584	2,103

Anhui Conch Cement Co. Ltd., Class H	120,677	418

Autohome Inc. ADR	4,602	154

Bank of China Ltd., Class H	1,091,000	418

BYD Co. Ltd., Class H	15,000	441

China CITIC Bank Corp. Ltd., Class H	458,000	230

China Construction Bank Corp., Class H	2,612,741	1,691

China Everbright Environment Group Ltd.	274,000	118

China Galaxy Securities Co. Ltd., Class H	775,000	390

The accompanying notes are an integral part of the financial statements.

6	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

China Lumena New Materials Corp.[1,2]	4,900	$—

China Petroleum & Chemical Corp., Class H	1,298,000	766

China Railway Group Ltd., Class H	889,000	542

China Resources Pharmaceutical Group Ltd.	236,000	187

China State Construction Engineering Corp. Ltd., Class A	488,593	412

CITIC Ltd.	364,000	425

COSCO SHIPPING Holdings Co. Ltd., Class H	478,950	540

Daqo New Energy Corp. ADR[1]	9,318	436

Dongfeng Motor Group Co. Ltd., Class H	398,000	187

FinVolution Group ADR	44,376	185

Ganfeng Lithium Group Co. Ltd., Class H	45,320	283

Greentown China Holdings Ltd.	95,500	124

Guanghui Energy Co. Ltd., Class A	289,100	389

Guangzhou Automobile Group Co. Ltd., Class H	180,000	114

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	236,400	313

Hello Group Inc. ADR	19,781	180

Industrial & Commercial Bank of China, Class H	1,040,000	553

JD.com Inc. ADR	9,834	432

Jiangxi Copper Co. Ltd., Class H	191,000	323

JinkoSolar Holding Co. Ltd. ADR[1]	4,655	238

Lenovo Group Ltd.	416,000	451

Meituan, Class B1	18,683	339

PDD Holdings Inc. ADR[1]	11,868	901

PetroChina Co. Ltd., Class H	1,756,000	1,038

PICC Property & Casualty Co. Ltd., Class H	634,000	647

Ping An Insurance Group Co. of China Ltd., Class H	87,000	563

Pylon Technologies Co..Ltd., Class A	2,947	105

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	91,739	171

Sinopharm Group Co. Ltd., Class H	82,800	250

Skyworth Group Ltd.	368,000	190

Tencent Holdings Ltd.	46,731	2,284

Tencent Music Entertainment Group ADR[1]	88,226	730

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Vipshop Holdings Ltd. ADR[1]	43,299	$657

		21,525

France — 11.2%

Air Liquide SA	11,839	1,982

Alstom S.A.	133,842	3,644

AXA SA	101,451	3,096

BNP Paribas SA	18,172	1,085

Carrefour SA	93,483	1,890

Danone SA	81,873	5,094

Kering S.A.	1,681	1,097

Sanofi	28,162	3,055

TotalEnergies SE	22,809	1,345

Valeo	51,168	1,050

Vinci S.A.	19,851	2,276

		25,614

Germany — 7.1%

Allianz SE	9,563	2,208

Bayer AG	41,946	2,680

Deutsche Telekom AG	144,845	3,510

RWE AG	57,020	2,453

SAP SE	42,078	5,313

		16,164

India — 3.4%

Axis Bank Ltd.	20,611	216

Bank of Baroda	274,445	566

Bharat Electronics Ltd.	85,572	102

Britannia Industries Ltd.	5,174	273

Coal India Ltd.	145,996	381

GAIL India Ltd.	284,829	365

HCL Technologies Ltd.	37,653	500

Hindalco Industries Ltd.	80,426	399

The accompanying notes are an integral part of the financial statements.

8	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)

Hindustan Unilever Ltd.	10,894	$340

ICICI Bank Ltd. ADR	15,843	342

Info Edge India Ltd.	5,850	266

Mahindra & Mahindra Ltd.	21,089	298

NTPC Ltd.	122,613	262

Oil & Natural Gas Corp. Ltd.	375,148	691

REC Ltd.	271,534	383

Shriram Finance Ltd.	21,757	334

State Bank of India	44,715	286

Sun Pharmaceutical Industries Ltd.	40,965	491

UPL Ltd.	49,650	434

Varun Beverages Ltd.	25,952	439

Vedanta Ltd.	98,177	329

		7,697

Indonesia — 0.6%

Adaro Energy Indonesia Tbk PT	920,700	178

Astra International Tbk PT	453,300	182

Bank Mandiri Persero Tbk PT	155,700	107

Bukit Asam Tbk PT	753,300	201

Indo Tambangraya Megah Tbk PT	59,700	157

Indofood Sukses Makmur Tbk PT	181,100	75

Kalbe Farma Tbk PT	911,700	128

Perusahaan Gas Negara Tbk PT	1,924,300	178

United Tractors Tbk PT	59,900	116

		1,322

Ireland — 1.9%

Ryanair Holdings PLC ADR[1]	47,029	4,434

Italy — 5.4%

Enel SpA	953,686	5,817

UniCredit SpA	343,402	6,472

		12,289

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Japan — 6.8%

FANUC Corp.	149,000	$5,381

Murata Manufacturing Co. Ltd.	65,000	3,961

Sumitomo Mitsui Financial Group Inc.	46,700	1,869

Takeda Pharmaceutical Co. Ltd.	91,300	2,998

Tokyo Electron Ltd.	11,400	1,393

		15,602

Mexico — 0.5%

Alfa SAB de CV, Class A	242,500	154

Arca Continental SAB de CV	28,100	255

Fibra Uno Administracion SA de CV, Class REIT[3]	110,600	155

Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,600	363

Grupo Bimbo SAB de CV	37,000	186

Kimberly-Clark de Mexico SAB de CV, Class A	53,900	113

		1,226

Netherlands — 4.6%

Akzo Nobel NV	52,051	4,071

ING Groep NV	270,463	3,212

Koninklijke Philips NV	171,598	3,152

		10,435

Poland — 0.0%

Jastrzebska Spolka Weglowa S.A.[1]	7,584	83

Qatar — 0.1%

Ooredoo QPSC	81,892	212

Russia — 0.0%

Gazprom PJSC ADR[1,2]	165,932	—

LUKOIL PJSC ADR[1,2]	11,378	—

Sberbank of Russia PJSC ADR[1,2]	31,284	—

		—

The accompanying notes are an integral part of the financial statements.

10	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Saudi Arabia — 0.4%

Bawan Co.	13,436	$101

Elm Co.	1,394	165

Etihad Etisalat Co.	17,541	193

SABIC Agri-Nutrients Co.	7,235	247

Saudi Electricity Co.	45,416	283

		989

Singapore — 0.6%

United Overseas Bank Ltd.	60,600	1,359

South Africa — 0.4%

African Rainbow Minerals Ltd.	26,266	342

Sasol Ltd.	13,036	176

Sibanye Stillwater Ltd.	150,825	311

Truworths International Ltd.	31,581	95

		924

South Korea — 3.8%

DB Insurance Co. Ltd.	2,342	135

DL E&C Co. Ltd.	3,625	91

E-MART Inc.	1,287	105

GS Holdings Corp.	5,545	172

Hana Financial Group Inc.	18,507	580

Hanwha Aerospace Co. Ltd.	3,055	233

Hanwha Corp.	10,129	205

Hyundai Electric & Energy System Co. Ltd.[1]	6,557	191

Hyundai Marine & Fire Insurance Co. Ltd.	7,283	189

KB Financial Group Inc.	11,919	435

Kia Corp.	19,356	1,208

Korea Gas Corp.	3,961	83

LS Corp.	3,535	217

LX INTERNATIONAL CORP.	9,639	215

LX Semicon Co. Ltd.	1,858	161

Neowiz[1]	5,655	175

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)

OCI Co. Ltd.	4,626	$365

POSCO Holdings Inc.	1,515	429

POSCO International Corp.	21,014	361

Samsung Electronics Co. Ltd.	34,281	1,695

Samsung Engineering Co. Ltd.[1]	6,813	166

Samsung Securities Co. Ltd.	3,249	79

SD Biosensor Inc.	8,205	134

Seegene Inc.	4,994	96

SIMMTECH Co. Ltd.	3,277	81

SK Holdings Co. Ltd.	2,160	288

Woori Financial Group Inc.	40,737	358

Youngone Corp.	5,524	194

		8,641

Spain — 5.1%

Aena SME S.A.[1]	20,338	3,289

Amadeus IT Group S.A.[1]	59,962	4,022

Iberdrola S.A.	157,650	1,964

Industria de Diseno Textil S.A.	74,555	2,505

		11,780

Sweden — 0.5%

Swedbank AB	70,558	1,160

Switzerland — 5.0%

Cie Financiere Richemont SA, Class A	5,756	923

Novartis AG	39,890	3,663

Roche Holding AG	15,104	4,316

UBS Group AG	50,301	1,064

Zurich Insurance Group AG	3,184	1,526

		11,492

Taiwan — 4.2%

Asia Vital Components Co. Ltd.	22,000	102

The accompanying notes are an integral part of the financial statements.

12	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Taiwan — (continued)

Bora Pharmaceuticals Co. Ltd.	7,000	$170

Chung-Hsin Electric & Machinery Manufacturing Corp.	50,000	156

Evergreen Marine Corp. Taiwan Ltd.	71,400	374

Fulgent Sun International Holding Co. Ltd.	25,000	110

Gigabyte Technology Co. Ltd.	86,000	379

Himax Technologies Inc. ADR	20,141	164

Hon Hai Precision Industry Co. Ltd.	323,292	1,107

International Games System Co. Ltd.	14,000	264

Inventec Corp.	108,000	114

Lite-On Technology Corp.	110,896	267

Lotus Pharmaceutical Co. Ltd.[1]	23,000	191

Makalot Industrial Co. Ltd.	15,000	107

Micro-Star International Co. Ltd.	59,000	280

Novatek Microelectronics Corp.	46,000	654

Radiant Opto-Electronics Corp.	30,000	109

Sitronix Technology Corp.	32,000	251

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,834	3,705

United Microelectronics Corp.[1]	244,000	427

Wistron Corp.	103,000	142

Yang Ming Marine Transport Corp.	183,000	388

Zhen Ding Technology Holding Ltd.	57,000	214

		9,675

Thailand — 0.6%

AP Thailand PCL	319,500	112

Bangkok Chain Hospital PCL	322,200	193

Bangkok Dusit Medical Services PCL, Class F	292,300	252

Banpu PCL	1,206,500	382

Kiatnakin Phatra Bank PCL	58,500	108

Krung Thai Bank PCL	666,900	322

Thai Union Group PCL, Class F	179,300	74

		1,443

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	13

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares/ Number of Rights	Value

Turkey — 0.3%

KOC Holding AS	90,980	$363

Turk Hava Yollari AO1	65,092	403

		766

United Arab Emirates — 0.3%

Abu Dhabi Ports Co. PJSC[1]	124,993	214

Dubai Islamic Bank PJSC[1]	139,879	200

Emirates NBD Bank PJSC[1]	47,793	171

		585

United Kingdom — 20.7%

AstraZeneca PLC	25,794	3,574

Barclays PLC	1,999,261	3,598

Berkeley Group Holdings PLC	17,962	931

BP PLC	242,729	1,534

British American Tobacco PLC	30,587	1,072

Compass Group PLC	146,531	3,682

Diageo PLC	42,292	1,887

GSK PLC	118,326	2,091

Prudential PLC	331,003	4,532

Reckitt Benckiser Group PLC	66,652	5,071

RELX PLC (EUR)	55,799	1,807

RELX PLC (GBP)	53,901	1,746

Rio Tinto PLC	28,531	1,937

Rolls-Royce Holdings PLC[1]	4,661,990	8,587

Unilever PLC	63,379	3,284

WH Smith PLC	113,768	2,106

		47,439

Total Common Stock

(Cost $215,409) — 97.4%		222,984

RIGHTS

Asia Vital Components Co. Ltd.[1,4]	3,693	6

Total Rights

(Cost $—) — 0.0%		6

The accompanying notes are an integral part of the financial statements.

14	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.734%**	5,380,148	$5,380

Total Short-Term Investment

(Cost $5,380) — 2.3%		5,380

Total Investments — 99.7%

(Cost $220,789)		228,370

Other Assets in Excess of Liabilities — 0.3%		691

Net Assets — 100.0%		$229,061

*	Except for share and rights data.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate investment Trust.
4	Expiration date not available.
ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	15

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$169	$—	$—		$169
Belgium	—	1,493	—		1,493
Brazil	3,081	—	—		3,081
Canada	5,385	—	—		5,385
China	6,623	14,902	—	^	21,525
France	—	25,614	—		25,614
Germany	—	16,164	—		16,164
India	342	7,355	—		7,697
Indonesia	—	1,322	—		1,322
Ireland	4,434	—	—		4,434
Italy	—	12,289	—		12,289
Japan	—	15,602	—		15,602
Mexico	1,226	—	—		1,226
Netherlands	—	10,435	—		10,435
Poland	—	83	—		83
Qatar	—	212	—		212
Russia	—	—	—	^	—
Saudi Arabia	—	989	—		989
Singapore	—	1,359	—		1,359
South Africa	—	924	—		924
South Korea	—	8,641	—		8,641
Spain	—	11,780	—		11,780
Sweden	—	1,160	—		1,160
Switzerland	—	11,492	—		11,492
Taiwan	3,869	5,806	—		9,675
Thailand	—	1,443	—		1,443
Turkey	—	766	—		766
United Arab Emirates	—	585	—		585
United Kingdom	—	47,439	—		47,439

Total Common Stock	25,129	197,855	—		222,984

Rights	6	—	—		6

Short-Term Investment	5,380	—	—		5,380

Total Investments in Securities	$30,515	$197,855	$—		$228,370

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	Causeway International Opportunities Fund

SECTOR DIVERSIFICATION

As of March 31, 2023, the sector diversification was as follows (Unaudited):

Causeway International Opportunities Fund	Common Stock	% of Net Assets

Industrials	18.4%	18.4%

Financials	17.7	17.7

Health Care	12.3	12.3

Consumer Discretionary	11.3	11.3

Consumer Staples	10.8	10.8

Information Technology	9.6	9.6

Materials	5.1	5.1

Utilities	5.0	5.0

Communication Services	3.5	3.5

Energy	3.4	3.4

Real Estate	0.3	0.3

Total	97.4	97.4

Rights		0.0

Short-Term Investment		2.3

Other Assets in Excess of Liabilities		0.3

Net Assets		100.0%

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	17

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

3/31/23
ASSETS:
Investments at Value (Cost $220,789)	$228,370
Cash	220
Foreign Currency (Cost $327)	327
Receivable for Investment Securities Sold	828
Receivable for Dividends	747
Receivable for Tax Reclaims	730
Receivable for Fund Shares Sold	374
Prepaid Expenses	28

Total Assets	231,624

LIABILITIES:
Payable for Investment Securities Purchased	1,771
Payable for Fund Shares Redeemed	505
Payable Due to Adviser	138
Accrued Foreign Capital Gains Tax on Appreciated Securities	10
Payable Due to Administrator	4
Payable for Shareholder Service Fees — Investor Class	3
Payable for Trustees’ Fees	3
Other Accrued Expenses	129

Total Liabilities	2,563

Net Assets	$229,061

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$225,898
Total Distributable Earnings	3,163

Net Assets	$229,061

Net Asset Value Per Share (based on net assets of $209,987,045 ÷ 14,487,931 shares) — Institutional Class	$14.49

Net Asset Value Per Share (based on net assets of $19,073,591 ÷ 1,326,374 shares) — Investor Class	$14.38

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Opportunities Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

10/01/22 to 3/31/23
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $328)	$2,415

Total Investment Income	2,415

EXPENSES:
Investment Advisory Fees	818
Shareholder Service Fees — Investor Class	21
Administration Fees	20
Custodian Fees	67
Professional Fees	48
Transfer Agent Fees	35
Registration Fees	19
Printing Fees	16
Trustees’ Fees	7
Line of Credit	6
Other Fees	23

Total Expenses	1,080

Waiver of Investment Advisory Fees	(72)

Total Waiver	(72)

Net Expenses	1,008

Net Investment Income	1,407

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(235)
Foreign Capital Gains Tax	(39)
Net Realized Gain from Foreign Currency Transactions	32
Net Change in Unrealized Appreciation on Investments	53,811
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	20
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	60

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	53,649

Net Increase in Net Assets Resulting from Operations	$55,056

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	19

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

	10/01/22 to 3/31/23 (Unaudited)	10/01/21 to 9/30/22
OPERATIONS:
Net Investment Income	$1,407	$5,766
Net Realized Loss on Investments	(235)	(885)
Foreign Capital Gains Tax	(39)	(3)
Net Realized Gain (Loss) from Foreign Currency Transactions	32	(226)
Net Change in Unrealized Appreciation (Depreciation) on Investments	53,811	(69,792)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	20	206
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	60	(84)

Net Increase (Decrease) in Net Assets Resulting From Operations	55,056	(65,018)

DISTRIBUTIONS:
Institutional Class	(5,143)	(4,160)
Investor Class	(415)	(266)

Total Distributions to Shareholders	(5,558)	(4,426)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	13,206	(47,700)

Total Increase (Decrease) in Net Assets	62,704	(117,144)

NET ASSETS:
Beginning of Year or Period	166,357	283,501

End of Year or Period	$229,061	$166,357

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	Causeway International Opportunities Fund

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2023 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
Institutional
2023(1)	11.22	0.09	3.54	3.63	(0.36)	—	(0.36)	—
2022	15.24	0.32	(4.10)	(3.78)	(0.24)	—	(0.24)	—
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)	—
2020	12.61	0.21	(0.73)	(0.52)	(0.35)	—	(0.35)	—
2019	13.71	0.41	(1.19)	(0.78)	(0.29)	(0.03)	(0.32)	—	(2)
2018	14.00	0.31	(0.39)	(0.08)	(0.21)	—	(0.21)	—	(2)
Investor
2023(1)	11.12	0.07	3.51	3.58	(0.32)	—	(0.32)	—
2022	15.11	0.30	(4.08)	(3.78)	(0.21)	—	(0.21)	—
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)	—
2020	12.52	0.18	(0.74)	(0.56)	(0.32)	—	(0.32)	—
2019	13.60	0.38	(1.17)	(0.79)	(0.26)	(0.03)	(0.29)	—	(2)
2018	13.90	0.26	(0.37)	(0.11)	(0.19)	—	(0.19)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.30%, 1.30% and 1.82%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

22	Causeway International Opportunities Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

14.49	32.74	209,987	0.96		1.04		1.40		28
11.22	(25.18)	151,612	0.95		0.97		2.30		60
15.24	31.61	264,723	0.95		0.99		1.67		45
11.74	(4.52)	173,273	0.95		1.02		1.71		55
12.61	(5.43)	182,720	1.05		1.06		3.25		43
13.71	(0.61)	163,508	1.05		1.05		2.17		35

14.38	32.58	19,074	1.21		1.29		1.12		28
11.12	(25.37)	14,745	1.20		1.22		2.14		60
15.11	31.36	18,778	1.20		1.24		1.43		45
11.64	(4.84)	11,488	1.19		1.26		1.55		55
12.52	(5.59)	10,204	1.30		1.31		3.02		43
13.60	(0.85)	9,329	1.27	(3)	1.27	(3)	1.86	(3)	35

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2023, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are overseen by the Fund’s valuation designee, Causeway Capital Management LLC (“Adviser”), and implemented through a Fair Value Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the

24	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2023, there were no changes to the Fund’s fair value methodologies.

Causeway International Opportunities Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, including fees that are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are known. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign

26	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2023, the Fund received commission recapture payments of $390.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2024 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2023, the Adviser waived $72,461 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2023, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

Causeway International Opportunities Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2023, approximately $319 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2023, for the Fund were as follows (000):

Purchases	Sales
$60,827	$55,118

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, wars, conflicts, natural disasters, pandemics, epidemics, inflation/ deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely

28	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2022 and September 30, 2021 was as follows (000):

	Ordinary Income	Total
2022	$4,426	$4,426
2021	3,149	3,149

As of September 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$5,108
Capital Loss Carryforwards	(257)
Unrealized Depreciation	(51,186)

Total Accumulated Losses	$(46,335)

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried

Causeway International Opportunities Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$257	$—	$257

For the fiscal year ended September 30, 2022, the Fund utilized $1,612 (000) of long term capital loss carryforwards.

At March 31, 2023, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$220,789	$20,317	$(12,736)	$7,581

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2023 (Unaudited)		Fiscal Year Ended September 30, 2022
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	1,829	$23,743	1,638	$22,911
Shares Issued in Reinvestment of Dividends and Distributions	336	4,344	253	3,713
Shares Redeemed	(1,187)	(14,900)	(5,750)	(76,069)

Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	978	13,187	(3,859)	(49,445)

Investor Class
Shares Sold	115	1,496	374	5,422
Shares Issued in Reinvestment of Dividends and Distributions	32	415	18	266
Shares Redeemed	(147)	(1,892)	(309)	(3,943)

Increase in Shares Outstanding Derived from Investor Class Transactions	—	19	83	1,745

Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	978	$13,206	(3,776)	$(47,700)

8.	Significant Shareholder Concentration

As of March 31, 2023, three of the Fund’s shareholders of record owned 66% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

30	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, is a party to an agreement which enables it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expires February 14, 2024. The proceeds from the borrowings, if any, are used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2023, there were no borrowings outstanding under the line of credit. Prior to this, the Fund had an agreement with The Bank of New York Mellon which enabled it to participate in a $10 million secured committed revolving line of credit. The agreement expired on February 15, 2023.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Opportunities Fund	31

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

32	Causeway International Opportunities Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Opportunities Fund

Actual Fund Return
Institutional Class	$1,000.00	$1,327.40	0.96%	$5.57

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.15	0.96%	$4.84

Actual Fund Return
Investor Class	$1,000.00	$1,325.80	1.21%	$7.02

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.90	1.21%	$6.09

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Causeway International Opportunities Fund	33

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2022 through December 31, 2022. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

34	Causeway International Opportunities Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-007-1300

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President
Date: June 8, 2023

By	/s/ Eric Olsen
Eric Olsen, Treasurer
Date: June 8, 2023